SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes In Accumulated Balances Of Other Comprehensive Income, Net Of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 15,576	$ 15,457	$ 15,457
Other comprehensive income (loss) before reclassifications	(360)
Amounts reclassified from AOCI	(718)
Net current period other comprehensive income	(1,078)	1,125	119	888	895
Ending balance	14,498		15,576	15,457
Unrealized gains (losses) in derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(945)
Other comprehensive income (loss) before reclassifications	312
Amounts reclassified from AOCI	(718)
Net current period other comprehensive income	(406)
Ending balance	1,351
Deferred pension items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(190)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from AOCI
Net current period other comprehensive income
Ending balance	(190)
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	16,711
Other comprehensive income (loss) before reclassifications	(672)
Amounts reclassified from AOCI
Net current period other comprehensive income	(672)
Ending balance	$ 16,039